Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Current

The Company’s inventories consist primarily of products to be sold to customers and packing materials as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Products	487,066	554,441	80,386
Packing materials and others	50,406	50,443	7,314
Total	537,472	604,884	87,700